Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 03, 2025	Aug. 15, 2025	Aug. 13, 2025	Jul. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Apr. 04, 2025	Dec. 21, 2023	Dec. 20, 2023	Sep. 30, 2022
Proceeds from warrants exercised												$ 17,000	$ 1,000	$ 4,000	$ 909,000
Number of warrants														201,965	239,464
Shares issued price per share																			$ 0.01
Exercise price per share																$ 0.8202	$ 0.8202
Proceeds from issuance of warrants														$ 155,000	$ 790,000
Goodwill, Impairment Loss															$ 0
Loss Contingency Accrual, Product Liability, Net																				$ 8,434,000
Warrant [Member]
Proceeds from issuance of warrants														$ 82,000
Common Stock [Member]
Number of warrants									205,965				205,965			5,755,396
Exercise price per share									$ 0.01				$ 0.01
Stock Issued During Period, Shares, Other															1,233,108
Maximum [Member]
Exercise price per share														$ 2.00	$ 3.00
Minimum [Member]
Exercise price per share														0.01	$ 0.01
Common Class A [Member]
Number of warrants									130,000				130,000			682,760	1,026,860
Shares issued price per share														10.00				$ 10.00
Exercise price per share									$ 0.01				$ 0.01	$ 18.00		$ 1.39
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Other						412,534	10,000	510,000	17,459	26,186	104,748			161,486
Subsequent Event [Member]
Proceeds from issuance of debt				$ 600,000
Proceeds from other debt				1,150,000
Repayment of loan				$ 611,000
Maturity date, description				weekly installments through February 2026
Subsequent Event [Member] | New Agreements [Member]
Repayment of loan				$ 500,000
Maturity date, description				weekly installments through March 2026
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount			$ 550,000
Conversion price			$ 0.70
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Lendspark Corporation [Member]
Beneficial ownership percentage			4.99%
Number of shares issued			5,747,105
Payments for cash			$ 700,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Class A [Member]
Shares issued			150,000
Conversion price			$ 0.70
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Class A [Member] | Maximum [Member]
Shares issued			2,500,000
Subsequent Event [Member] | Maxim Agreement [Member] | Maximcash Solutions L L C [Member]
Proceed from loan			$ 600,000
Subsequent Event [Member] | Maxim Agreement [Member] | Common Class A [Member] | Maximcash Solutions L L C [Member]
Shares issued			193,750
Number of shares issued			1,500,000
Subsequent Event [Member] | August Two Thousand And Twenty Five Stock Purchase Agreement [Member] | Warrant [Member]
Proceeds from warrants exercised		$ 1,000,000
Number of warrants		500,045
Shares issued price per share		$ 0.96
Exercisable term		3 years
Subsequent Event [Member] | August Two Thousand And Twenty Five Stock Purchase Agreement [Member] | Common Class A [Member]
Number of shares issued		1,052,725
Number shares issued price per share		$ 0.95
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | April Two Thousand And Twenty Five Common Warrant [Member]
Number of warrants	2,516,562
Exercise price per share	$ 0.8202
Proceeds from issuance of warrants	$ 4,500,000
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Roth Capital Partners L L C [Member]
Cash placement fee percentage	7.00%
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Common Class A [Member]
Number of warrants	5,486,467
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Common Class A [Member] | Inducement Warrants [Member]
Number of warrants	8,229,701
Exercise price per share	$ 1.08
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Common Class A [Member] | Roth Capital Partners L L C [Member]
Number of warrants	384,053
Exercise price per share	$ 1.08
Common stock issued percentage	7.00%
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Series A Common Stock [Member]
Number of warrants	1,484,953
Subsequent Event [Member] | September Two Thousand And Twenty Five Warrant Exercise Inducement [Member] | Class B Warrant [Member] | Inducement Warrants [Member]
Expiration date	Apr. 03, 2030
Subsequent Event [Member] | Short Term Loan Agreement [Member]
Proceeds from issuance of debt					$ 480,000
Short-Term Debt					200,000			$ 200,000
Future receipts purchased amount					710,000
Subsequent Event [Member] | Short Term Loan Agreement [Member] | Maximum [Member] | Weekly Installments [Member]
Debt Instrument, Periodic Payment					22,000
Subsequent Event [Member] | Short Term Loan Agreement [Member] | Minimum [Member] | Weekly Installments [Member]
Debt Instrument, Periodic Payment					$ 9,000